LVIP American Growth Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–6.28%
✧American Funds®– Capital Income Builder	705,276	$50,765,735
		50,765,735
Equity Funds–46.38%
✧American Funds®-
American Mutual Fund	1,962,967	110,515,072
Growth Fund of America	1,836,019	128,172,467
Investment Company of America	2,443,623	136,280,832
		374,968,371
Fixed Income Funds–28.71%
✧American Funds®-
Bond Fund of America	17,163,358	194,460,847
High-Income Trust	2,379,464	23,128,395
Inflation Linked Bond Fund	1,518,182	14,498,637
		232,087,879
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.35%
✧American Funds®– Smallcap World Fund	412,930	$27,034,545
		27,034,545
International Equity Funds–15.34%
✧American Funds®-
EuroPacific Growth Fund	2,021,302	111,434,394
New World Fund	160,807	12,587,942
		124,022,336
Total Investment Companies (Cost $758,313,791)		808,878,866

TOTAL INVESTMENTS–100.06% (Cost $758,313,791)	808,878,866
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(468,026)
NET ASSETS APPLICABLE TO 70,864,310 SHARES OUTSTANDING–100.00%	$808,410,840

✧Class R-6 shares.
LVIP American Growth Allocation Fund–1